Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash	$ 153,544	$ 223,576	$ 730
Prepaid expenses	16,667
Merchant services reserve			2,938
Total current assets	170,211	223,576	3,668
Equipment, net	8,817	9,715
Dino Might program	1,979	1,979	1,979
Total assets	181,007	235,270	5,647
Current liabilities
Accounts payable and accrued liabilities	220,603	223,067	282,849
Bank overdraft			1,577
Deferred compensation		300,995
Note payable - related party	198,162	100,000	606,145
Convertible debenture, net - related party		85,829	19,055
Derivative liability convertible note			19,406
Total current liabilities	418,765	709,891	929,032
Commitments and Contingencies
Stockholders' deficit
Preferred stock, value
Common stock, value	2,320	2,285	15
Additional paid-in capital	38,102,451	33,798,526	29,328,064
Accumulated deficit	(38,342,529)	(34,275,432)	(30,251,465)
Total stockholders' deficit	(237,758)	(474,621)	(923,385)
Total liabilities and stockholders' deficit	181,007	235,270	5,647
Preferred Series C
Stockholders' deficit
Preferred stock, value			$ 1